Schedule of Investments (unaudited)
July 31, 2022
BlackRock Sustainable U.S. Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 4.3%
Tesla, Inc.(a)	185	$ 164,918
Capital Markets — 4.6%
S&P Global, Inc.	470	177,157
Chemicals — 1.6%
Ecolab, Inc.	387	63,921
Commercial Services & Supplies — 2.8%
Copart, Inc.(a)	833	106,707
Containers & Packaging — 1.7%
Ball Corp.	897	65,858
Electronic Equipment, Instruments & Components — 1.8%
Zebra Technologies Corp., Class A(a)	200	71,538
Health Care Equipment & Supplies — 1.1%
IDEXX Laboratories, Inc.(a)	107	42,712
Health Care Providers & Services — 2.1%
Humana, Inc.	169	81,458
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(a)	1,420	165,175
Internet & Direct Marketing Retail — 10.7%
Amazon.com, Inc.(a)	2,480	334,676
Etsy, Inc.(a)	789	81,835
		416,511
IT Services — 8.7%
Adyen NV(a)(b)	37	66,555
Snowflake, Inc., Class A(a)	292	43,774
Visa, Inc., Class A	1,066	226,109
		336,438
Life Sciences Tools & Services — 5.3%
Thermo Fisher Scientific, Inc.	210	125,666
West Pharmaceutical Services, Inc.	237	81,424
		207,090
Machinery — 4.5%
Chart Industries, Inc.(a)	556	108,470
Xylem, Inc.	711	65,433
		173,903
Personal Products — 2.7%
L’Oreal SA	273	103,210
Security	Shares	Value
Pharmaceuticals — 2.5%
Catalent, Inc.(a)	861	$ 97,379
Semiconductors & Semiconductor Equipment — 9.9%
ASML Holding NV, Registered Shares	237	136,142
Marvell Technology, Inc.	1,545	86,026
NVIDIA Corp.	880	159,834
		382,002
Software — 19.8%
Cadence Design Systems, Inc.(a)	395	73,501
HubSpot, Inc.(a)	127	39,116
Intuit, Inc.	404	184,293
Microsoft Corp.	1,677	470,801
		767,711
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	2,019	328,108
Textiles, Apparel & Luxury Goods — 2.4%
Kering SA	162	92,744
Total Long-Term Investments — 99.3% (Cost: $4,614,961)		3,844,540
Short-Term Securities(c)(d)
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%	17,273	17,273
Total Short-Term Securities — 0.4% (Cost: $17,273)		17,273
Total Investments — 99.7% (Cost: $4,632,234)		3,861,813
Other Assets Less Liabilities — 0.3%		11,341
Net Assets — 100.0%		$ 3,873,154
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 22,321	$ —	$ (5,048)(a)	$ —	$ —	$ 17,273	17,273	$ 48	$ —
SL Liquidity Series, LLC, Money Market Series(b)	63,400	—	(63,385)(a)	(15)	—	—	—	19(c)	—
				$ (15)	$ —	$ 17,273		$ 67	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
July 31, 2022
BlackRock Sustainable U.S. Growth Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 164,918	$ —	$ —	$ 164,918
Capital Markets	177,157	—	—	177,157
Chemicals	63,921	—	—	63,921
Commercial Services & Supplies	106,707	—	—	106,707
Containers & Packaging	65,858	—	—	65,858
Electronic Equipment, Instruments & Components	71,538	—	—	71,538
Health Care Equipment & Supplies	42,712	—	—	42,712
Health Care Providers & Services	81,458	—	—	81,458
Interactive Media & Services	165,175	—	—	165,175
Internet & Direct Marketing Retail	416,511	—	—	416,511
IT Services	269,883	66,555	—	336,438
Life Sciences Tools & Services	207,090	—	—	207,090
Machinery	173,903	—	—	173,903
Personal Products	—	103,210	—	103,210
Pharmaceuticals	97,379	—	—	97,379
Semiconductors & Semiconductor Equipment	382,002	—	—	382,002
Software	767,711	—	—	767,711
Technology Hardware, Storage & Peripherals	328,108	—	—	328,108
Textiles, Apparel & Luxury Goods	—	92,744	—	92,744
Short-Term Securities
Money Market Funds	17,273	—	—	17,273
	$ 3,599,304	$ 262,509	$ —	$ 3,861,813
2